SCHEDULE OF COMPENSATION OF KEY MANAGEMENT PERSONNEL OF GROUP (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Salaries, fees and other allowances	$ 600,000	$ 900,000
Retirement benefit scheme contributions
Total	$ 600,000	$ 900,000